Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued voyage expenses	$ 2,811	$ 1,262
Accrued loan interest	9,184	9,067
Accrued legal and professional fees	956	5,163
Total accrued expenses	$ 12,951	$ 15,492